Current Maturities and Short-Term Bank Loans - Schedule of Current Maturities and Short-Term Bank Loans (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Current Maturities and Short-Term Bank Loans [Line Items]
Current maturities of long term bank loans		€ 17,235	€ 21,316
Current maturities of other long term loans		3,666	€ 5,866
EURIBOR [Member]
Schedule of Current Maturities and Short-Term Bank Loans [Line Items]
Current maturities of long term bank loans, Linkage terms			EURIBOR
Current maturities of long term bank loans		4,426	€ 4,215
Current maturities of other long term loans, Linkage terms	[1]		EURIBOR
Current maturities of other long term loans	[1]	2,800	€ 5,000
Fixed rate [Member]
Schedule of Current Maturities and Short-Term Bank Loans [Line Items]
Current maturities of long term bank loans, Linkage terms			Fixed rate
Current maturities of long term bank loans		8,551	€ 7,550
Current maturities of other long term loans, Linkage terms			Fixed rate
Current maturities of other long term loans		866	€ 866
Prime rate (USA) [Member]
Schedule of Current Maturities and Short-Term Bank Loans [Line Items]
Current maturities of long term bank loans, Linkage terms			Prime rate (USA)
Current maturities of long term bank loans		€ 4,258	€ 9,551
Bottom of range [member] | EURIBOR [Member]
Schedule of Current Maturities and Short-Term Bank Loans [Line Items]
Current maturities of long term bank loans, Borrowings, interest rate		2.00%
Current maturities of other long term loans, Borrowings, interest rate	[1]	5.27%
Bottom of range [member] | Fixed rate [Member]
Schedule of Current Maturities and Short-Term Bank Loans [Line Items]
Current maturities of long term bank loans, Borrowings, interest rate		2.58%
Current maturities of other long term loans, Borrowings, interest rate		5.00%
Bottom of range [member] | Prime rate (USA) [Member]
Schedule of Current Maturities and Short-Term Bank Loans [Line Items]
Current maturities of long term bank loans, Borrowings, interest rate		6.75%
Top of range [member] | EURIBOR [Member]
Schedule of Current Maturities and Short-Term Bank Loans [Line Items]
Current maturities of long term bank loans, Borrowings, interest rate		6.30%
Current maturities of other long term loans, Borrowings, interest rate	[1]	9.10%
Top of range [member] | Fixed rate [Member]
Schedule of Current Maturities and Short-Term Bank Loans [Line Items]
Current maturities of long term bank loans, Borrowings, interest rate		4.50%
Current maturities of other long term loans, Borrowings, interest rate		5.50%
Top of range [member] | Prime rate (USA) [Member]
Schedule of Current Maturities and Short-Term Bank Loans [Line Items]
Current maturities of long term bank loans, Borrowings, interest rate		8.50%

[1]	Loans provided by the minority (49%) holders in Talasol.